Retirement and Share-based Compensation Plans (Defined Contribution Plan) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Defined contribution plan, maximum annual employee contribution	$ 20,500	$ 19,500	$ 19,500
Defined contribution plan, employer plan contributions	$ 3,300,000	$ 2,700,000	$ 2,400,000